Long-term bank loans - Pre - Existing Loan Facilities Part II (Tables)	12 Months Ended
Dec. 31, 2023
Long-term Bank Loans - Pre - Existing Loan Facilities Part Ii
Long-term bank loans - Principal repayments (Table)

Twelve month periods ending	Amount
December 31, 2024	$249,125
December 31, 2025	197,173
December 31, 2026	313,972
December 31, 2027	250,454
December 31, 2028	126,830
December 31, 2029 and thereafter	90,118
Total Long-term bank loans	$1,227,672
Unamortized loan issuance costs	(8,508)
Total Long-term bank loans, net	$1,219,164
Current portion of long-term bank loans	249,125
Long-term bank loans, net of current portion and unamortized loan issuance costs	970,039

Long-term bank loans - Interest and finance costs (Table)

	Years ended December 31,
	2021	2022	2023
Interest on financing agreements	$45,453	$56,537	$87,857
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 13)	2,351	(10,044)	(21,786)
Amortization of debt (loan & lease) issuance costs	6,511	4,918	3,661
Other bank and finance charges	1,721	1,167	1,587
Interest and finance costs	$56,036	$52,578	$71,319